Borrowings	6 Months Ended
Sep. 30, 2022
Borrowings [abstract]
BORROWINGS

NOTE 10 — BORROWINGS

Borrowings consist of the following:

	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
7% Senior secured promissory note	$—	1,000,000
Loan from directors	$36,358	$36,851
Loan from a related party	$1,304	$1,304
	37,662	1,038,155

7% Senior secured promissory note

The Secured Promissory Notes amount is $1,000,000 at a 7% original issue discount. The securities of the note are senior guaranteed by Global Health Sciences, Inc., a Delaware corporation, and secured by a security interest in the assets of Global Health Sciences, Inc. In addition, the Company’s performance of its obligations hereunder is secured by a pledge of the Company’s shares of the common stock of Global Health Sciences, Inc. but are not convertible into the Company’s stock. The senior secured note also contains certain default provisions and is subject to standard covenants such as restrictions on issuing new debt. In conjunction with the note, the Company issued a warrant exercisable into 0.5 million shares with a term of three years and strike price of $10. The Warrants also contain certain antidilution provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions as well as a potential adjustment to the exercise price based on certain events. The outstanding warrants are recognized as a warrant liability on the balance sheet and measured at their inceptions date at fair value and subsequently re-measured at each reporting period with change being recorded as a component of other income in the statement of profit or loss and other comprehensive income (refer note 13).

GPL venture has exercised warrants on June 23, 2022 to convert warrants (500,000) into shares (421,490), on the basis of the VWAP as on June 22, 2022 of $33.28.